INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories by Major Category
Inventories by major category include the following:

	March 31,	December 31,
(Dollars in thousands)	2014	2013
Raw materials	$32,661	$25,843
Woodyard logs	12,375	6,602
Work-in-process	21,238	14,738
Finished goods	59,260	60,919
Replacement parts and other supplies	29,315	29,585
Inventories	$154,849	$137,687

	December 31,
(Dollars in thousands)	2013	2012
Raw materials	$25,843	$25,747
Woodyard logs	6,602	5,942
Work-in-process	14,738	17,629
Finished goods	60,919	55,909
Replacement parts and other supplies	29,585	26,240
Inventories	$137,687	$131,467